Related Party Transaction	12 Months Ended
Dec. 31, 2024
Related Party Transaction
Related Party Transaction

29.  RELATED PARTY TRANSACTIONS

The relationships between Cemig and its investees are described in the investment note (No. 14). The main consolidated balances and transactions, as well as the main conditions relating to the Company's business with related parties, are shown below:

Transactions with energy

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Aliança Geração (1)	-	3	-	22	33	49	(138)	(234)
Norte Energia	-	-	33	31	-	-	(290)	(278)
Paracambi	-	-	3	2	-	-	(31)	(30)
Hidrelétrica Pipoca	-	-	4	3	-	2	(46)	(47)
Taesa	-	-	-	-	-	-	(1)	-

(1)	This company was a Related Party of the Company until August 13, 2024, when the process of its sale to Vale S.A. was completed. For more details see Note 31.

The sale and purchase of electricity between generators and distributors are carried out through auctions in the regulated contracting environment organized by the Federal Government. In the free contracting environment, in turn, they are carried out by means of auctions or direct contracting, according to the applicable legislation. Electricity transport operations, on the other hand, are carried out by the transmitters and result from the centralized operation of the National Interconnected System by the National System Operator (ONS).

Charges

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Connections charges
Taesa	-	-	-	-	-	-	(5)	(6)
Transmission charges
Aliança	-	-	-	-	1	1	-	-
Norte Energia	9	3	-	-	33	30	-	-
Taesa	-	-	11	12	-	-	(146)	(138)

Connection charges are financial amounts set and approved by Aneel for use of connection facilities and/or connection points in the transmission system, payable by the accessing party to the connected agent.

Transmission charges are monthly amounts payable by users to holders of transmission concessions for the provision of transmission services, calculated according to the tariffs and the contracted amounts of use of the transmission system, in accordance with regulations set by Aneel.

Customers and traders

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Governo do Estado de Minas Gerais	11	45	-	-	231	194	-	-

The “Customers and Traders” balance that the Company holds with the controlling entity refers to sale of electricity to the government of Minas Gerais State – the price of the supply is that decided by Aneel through a Resolution which decides the Company’s annual tariff adjustment.

Provision of services

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Aliança Geração	-	1	-	-	9	7	-	-
Guanhães	-	-	-	-	2	-	-	-
Paracambi	-	-	-	-	1	-	-	-
Taesa	1	-	-	-	2	2	-	-

The balances for services rendered refer to contracts for the provision of operation and maintenance services for power plants, transmission networks and distribution networks.

Accounts Receivable

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Governo do Estado de Minas Gerais	13	13	-	-	-	-	-	-

This refers to the recalculation of the monetary correction of amounts related to advance for future capital increase returned to the State of Minas Gerais. These receivables are guaranteed by the retention of dividends or interest on equity distributed to the State, in proportion to its participation, while the delay and/or default persists.

Provision of legal services

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Aliança Geração (a)	-	-	-	58	-	-	-	(3)
Guanhães Energia (b)	-	-	17	-	-	-	-	-
Cemig D (b)	-	-	10	-	-	-	-	-
Governo do Estado de Minas Gerais (b)	27	-	-	-	-	-	-	-

a)

Refers to contractual obligations towards the investee Aliança Geração corresponding to contingencies that have as triggering events that occurred before the closing of the transaction that resulted in the contribution of assets by Cemig and Vale S.A. to the capital of this investee. On March 27, 2024, the CCVA was signed to sell the interest held by the Company in the share capital of Aliança Geração to Vale S.A.. On August 13, 2024, with the completion of the sale, Vale S.A. and Cemig GT jointly signed an agreement to terminate and discharge these contingencies, which resulted in the provision being reversed in August 2024.

b)

This refers to the agreement signed between the State of Minas Gerais, Cemig, Alpargatas, Guanhães and Cemig D. On December 21, 2012, the State of Minas Gerais signed Contract 021/2012 for execution of certain works and services in energy infrastructure in the state of Minas Gerais, and contracted Cemig for execution of the works.

The works were carried out by Cemig D for the benefit of Alpargatas and Guanhães Energia, but the State of Minas Gerais did not transfer funds to Cemig within the appropriate time, which resulted in disbursements by Cemig D, executor of the works, and by Guanhães Energia. Cemig D disbursed funds for the completion of the works for the benefit of Alpargatas, and Guanhães Energia disbursed funds for the completion of the works that were for its own benefit.

On June 14, 2024, an Agreement prior to Action was entered into between the companies involved, and the State undertook to pay R$32 to Cemig in 36 installments of R$0.9 with a base date of May 2024, starting in July 2024. As part of the agreement Cemig undertook to pay on to Guanhães Energia the appropriate amounts due to it, and (in accordance with a power of attorney issued by Alpargatas for the benefit of Cemig D), to pay Cemig D the amounts due to it.

The financial details of the agreement are as follows:

i)      the first installment will be adjusted by the Amplified Consumer Price Index – IPCA, and then not further adjusted until the 12th installment;

ii)    from the 13th to the 36th installment, the amount paid in June 2024 will be adjusted monthly by the IPCA;

iii)  all installments are due on the last business day of the month, starting in July 2024.

Interest on Equity, and dividends

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Taesa	111	49	-	-	-	-	-	-

FIC Pampulha

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Current
Cash and cash equivalents	159	351	-	-	-	-	-	-
Marketable securities	357	771	-	-	16	51	-	-
Non-current
Marketable securities	135	-	-	-	-	-	-	-

Cemig and its subsidiaries and jointly controlled entities invest part of their financial resources in an investment fund which has the characteristics of fixed income and obeys the Company’s cash investment policy. The amounts invested by the fund are reported as cash and cash equivalent or marketable securities line in current and non-current assets.

The funds applied are allocated only in public and private fixed income securities, subject only to credit risk, with various maturity periods, obeying the unit holders’ cash flow needs.

Leasing

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Current
Operating leasing	-	-	19	27	-	-	(25)	(33)
Non-current
Operating leasing	180	185	195	187	-	-	-	-

This is a contract with Fundação Forluminas de Seguridade Social (Forluz), the closed private pension fund (Entidade Fechada de Previdência Complementar – EFPC) of employees of the Cemig Group, the owner of the building (the Júlio Soares Building). On March 27, 2024, the company signed an addendum for the return of 5 floors of the Júlio Soares Building, changing the rental values and removing Gasmig and Cemig Sim from the contract. The new base date for the contract began on April 1, 2024, and will run until March 2029, being adjusted annually by the IPCA and having its prices reviewed every 60 months.

Post-employment benefit

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
FORLUZ
Current
Post-employment obligations (1)	-	-	53	126	-	-	(214)	(280)
Supplementary pension contributions - Defined contribution plan (2)	-	-	-	-	-	-	(89)	(81)
Administrative running costs (3)	-	-	-	-	-	-	(40)	(40)
Non-current
Post-employment obligations (1)	-	-	1,648	2,230	-	-	-	-
	-	-	-	-	-	-	-	-
Cemig Saúde
Current
Health plan and dental plan (4)	-	-	208	230	-	-	(274)	(388)
Non-current
Health plan and dental plan (4)	-	-	2,396	2,830	-	-	-	-

The Company has contractual obligations to a group of retired former employees in which it is responsible for ensuring funds for the cost of a supplementary pension plan, called Forluz, and for the running costs of a health plan, called Cemig Saúde. The main conditions related to the post-employment benefits are as follows:

(1)

Forluz's contracts are adjusted by the Broad National Consumer Price Index - IPCA of the Brazilian Institute of Geography and Statistics - IBGE, plus interest of 6% per year and will be amortized until 2031;

(2)	Company's contributions to the Pension Fund regarding the employees participating in the Mixed Plan and calculated over monthly remunerations in conformity with the Fund's regulation;
(3)	Funds for the annual administrative funding of the Pension Fund in accordance with the specific legislation for the sector. The amounts are estimated as a percentage of the Company's payroll;
(4)	Post-employment obligations related to the employees' health and dental plan.

Details of post-employment benefits can be found in note 23.

Dividends receivable

	Dec. 31, 2024	Dec. 31, 2023
Taesa	111	50
Total	111	50

Guarantees on loans and debentures

Cemig has provided guarantees on Loans and debentures of the following related parties - not consolidated in the financial statements because they relate to jointly controlled entities:

Related party	Type	Objective	2024	Maturity
Norte Energia (NESA) (1)	Surety	Financing	2,524	2042
Norte Energia S.A (NESA)/Light (2)	Counter-guarantee	Financing	684	2042
Norte Energia (NESA)	Surety	Debentures	81	2030
			3,289

(1)	Related to Norte Energia loans.
(2)	Counter-guarantee to Light, related to execution of guarantees of the Norte Energia loans.

On December 31, 2024, Management evaluate that there is no need to recognize any provisions in the Company’s financial statements for the purpose of meeting any obligations arising under these sureties and/or guarantees.

Remuneration of key management personnel

The total remuneration of key personnel, comprising the Executive Board, the Fiscal Council, the Audit Committee and the Board of Directors, are within the limits approved at a General Shareholders’ Meeting, and the effects on the Statement of income of the year ended December 31, 2024, 2023 and 2022, are as follows:

	2024	2023	2022
Remuneration	34	29	29
Income sharing	8	7	6
Pension plans	2	2	2
Total	44	38	37